Property and Equipment, Other	12 Months Ended
Dec. 31, 2022
Property and Equipment, Other
Property and Equipment, Other
(8)	Property and Equipment, Other

Property and equipment, net consist of:

	As of December 31,
(in $ millions)	2022	2021
Capitalized software for internal use	$365	$304
Computer equipment	71	65
Leasehold improvements	49	52
Furniture, fixtures and other equipment	5	6
Capital projects in progress	5	9
	495	436
Less: accumulated depreciation and amortization	(277)	(220)
Property and equipment, net	$218	$216

As of December 31, 2022 and 2021, the Company had capital lease assets of $6 million and $5 million, respectively, with accumulated depreciation of $3 million and $2 million, respectively, included within computer equipment.

Depreciation and amortization expense for the years ended December 31, 2022, 2021 and 2020 was $89 million, $86 million and $86 million, respectively. Depreciation and amortization include $62 million, $52 million and $52 million of amortization related to capitalized software for internal use for the years ended December 31, 2022, 2021 and 2020, respectively.

Upon retirement or other disposal of property and equipment, the costs and related amounts of accumulated depreciation or amortization are eliminated from the asset and accumulated depreciation accounts, respectively. The difference, if any, between the net asset value and the proceeds received, if any, is recorded in consolidated statements of operations as gain (loss) on disposal of asset within general and administrative expense.